Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expenses
Operating expenses

15.Operating expenses

The following details highlight certain non-cash components of the research and development and general and administration expenses. Remaining research and development and operating expenses include personnel costs and expenses paid to third parties:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
General and administration expenses
Depreciation of property and equipment	$101,983	$162,756
Amortization of intangible assets	—	210,358
Non-cash share-based compensation	9,223,844	12,916,462

Research and development expenses
Non-cash share-based compensation	$1,477,069	$1,360,944